Expense Example - Blackstone Alternative Multi-Strategy Fund	Mar. 31, 2026 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 368
Expense Example, with Redemption, 3 Years	1,122
Expense Example, with Redemption, 5 Years	1,898
Expense Example, with Redemption, 10 Years	3,930
Class D Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	393
Expense Example, with Redemption, 3 Years	1,194
Expense Example, with Redemption, 5 Years	2,015
Expense Example, with Redemption, 10 Years	4,144
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	383
Expense Example, with Redemption, 3 Years	1,166
Expense Example, with Redemption, 5 Years	1,968
Expense Example, with Redemption, 10 Years	4,059
Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	361
Expense Example, with Redemption, 3 Years	1,097
Expense Example, with Redemption, 5 Years	1,855
Expense Example, with Redemption, 10 Years	$ 3,845